Statement of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 31,980	$ 29,940
Accounts receivable	229,548	238,958
Other receivables	68	440
Prepaid expenses	34,886	38,762
Income taxes recoverable	2,531	2,928
Restricted cash	498	476
Other assets	2,149	1,573
Total current assets	301,660	313,077
OTHER RECEIVABLES	0	72
FUNDED LANDFILL POST-CLOSURE COSTS	10,690	9,885
INTANGIBLES	220,078	287,847
GOODWILL	905,347	929,114
LANDFILL DEVELOPMENT ASSETS	20,247	19,715
DEFERRED FINANCING COSTS	19,037	20,060
CAPITAL ASSETS	937,252	927,518
LANDFILL ASSETS	952,731	963,720
INVESTMENTS	5,659	4,062
OTHER ASSETS	19,869	491
TOTAL ASSETS	3,392,570	3,475,561
LIABILITIES
Accounts payable	100,270	120,341
Accrued charges	136,991	131,528
Dividends payable	16,243	16,206
Income taxes payable	2,048	1,986
Deferred revenues	17,180	19,002
Current portion of long-term debt	5,969	6,907
Landfill closure and post-closure costs	10,332	8,871
Other liabilities	12,925	2,527
Liabilities, Current	301,958	307,368
LONG-TERM DEBT	1,542,289	1,681,370
LANDFILL CLOSURE AND POST-CLOSURE COSTS	114,122	104,281
OTHER LIABILITIES	14,743	6,166
DEFERRED INCOME TAXES	129,887	103,795
TOTAL LIABILITIES	2,102,999	2,202,980
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Common shares	1,773,734	1,773,530
Restricted shares	(6,654)	(3,460)
Additional paid in capital	2,796	2,166
Accumulated deficit	(398,414)	(451,539)
Accumulated other comprehensive loss	(81,891)	(48,116)
Total shareholders' equity	1,289,571	1,272,581
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,392,570	$ 3,475,561